Acquisitions, investments, purchases of intangible assets and divestitures - Proceeds from divestitures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisitions, investments, purchases of intangible assets and divestitures
Proceeds from divestitures	€ 437,031	€ 193,893	€ 252,764
Cash portion of proceeds from divestitures	415,388	190,247	226,823
Non-cash portion of proceeds from divestitures	€ 21,643	€ 3,646	€ 25,941